20. RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Accounts Payable, Related Parties		$ 4,349	$ 2,716
Mr. Lei Chen
Accounts Payable, Related Parties	[1]	3,370	2,716
Mr. Yong Qi Li
Accounts Payable, Related Parties	[2]	437	0
Mr. Jin Yu Peng
Accounts Payable, Related Parties	[3]	245	0
Mr. Xing Wei
Accounts Payable, Related Parties	[4]	141	0
Mr. Chen Guang Bi
Accounts Payable, Related Parties	[5]	87	0
Ms. Shu Ling Li
Accounts Payable, Related Parties	[6]	51	0
Mr. Yong Hui Li
Accounts Payable, Related Parties	[7]	13	0
Mr. Spencer Ang Li
Accounts Payable, Related Parties	[8]	$ 5	$ 0

[1]	The senior vice president of the Company.
[2]	The brother of Mr. Li.
[3]	The General Manager of the Company's Risk Control Department.
[4]	The Company's COO.
[5]	The General Manager of the Company's Henan Region.
[6]	The sister of Mr. Li
[7]	The Company's Chairman and CEO.
[8]	The Company's VP Product and Director.